Contingent Liabilities and Commitments	3 Months Ended
	Jun. 30, 2018	Mar. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Contingent Liabilities and Commitments

NOTE 5:- CONTINGENT LIABILITIES AND COMMITMENTS

a.	On October 22, 2013, AIT entered into a patent license agreement with a third party, pursuant to which AIT agreed to pay to the third party a non-refundable upfront fee of $150 and is obligated to pay 5% royalties of any licensed product revenues, but at least $50 per annum during the royalty period as defined in the agreement. As of June 30, 2018, AIT did not record any revenues and therefore no royalties were paid or accrued.

b.	On September 7, 2016, AIT entered into an Option Agreement (the “Option Agreement”) with a third party whereby AIT acquired the Option to purchase certain intellectual property assets and rights (the “Option”) for $25. According to the Option Agreement, the Option was originally exercisable for a period of six months starting August 2015 but the option exercise period was extended in 2016 for a period that ended January 2017. AIT exercised the Option in January 2017 and paid an exercise price of $500 and, on January 13, 2017 AIT issued to the third party a warrant (the “Third Party Warrant”) to purchase up to 178,570 ordinary shares of AIT at an exercise price of $4.80 for each share. This warrant was exchanged for a warrant to acquire the same number of shares of the Common Stock of the Company upon consummation of the Merger. On May 10, 2018, the Company issued to the third party additional warrants to purchase up to 29,763 ordinary shares of the Company at an exercise price of $4.80 for each share. The warrant is exercisable, in whole or in part, until the seventh anniversary of the original issuance date of January 13, 2017. In the three month period ended March 31, 2017 and June 30, 2018, respectively, the Company recorded research and development expenses of $480 and $56 for these warrants (see also Note 6.h.1). Additionally, AIT is required to make certain one-time development and sales milestone payments to the third party, starting from the date on which AIT receives regulatory approval for the commercial sale of its first product candidate.

c.	On January 31, 2018 the Company entered into an agreement (“Agreement”) with NitricGen, Inc. (“NitricGen”) to acquire a global, exclusive, transferable license and associated assets including intellectual property, know-how, trade secrets and confidential information from NitricGen related to NO delivery systems (“Delivery System”).

According to the Agreement, the Company agreed to pay NitricGen a total of $2,000 in several future payments depending on achieving certain milestones, as defined in the Agreement, and to pay NitricGen royalties on sales of the Delivery System. In addition, the Company agreed to grant NitricGen warrants to purchase 100,000 shares of AITT common stock at an exercise price of $6.90 per share.

On March 1, 2018 the Company paid NitricGen $200 for achieving the first millstone as defined in the Agreement, which was recorded as research and development expenses in the three months period ended March 31, 2018

d.	On March 16, 2018, Empery Asset Master, Ltd., Empery Tax Efficient, LP and Empery Tax Efficient II, LP, (collectively, “Empery”), filed a complaint in the Supreme Court of the State of New York, relating to the notice of adjustment of both the exercise price of and the number of warrant shares issuable under warrants issued to Empery in January 2017. The Empery Suit alleges that, as a result of certain circumstances in connection with the February 2018 Offering, the January 2017 Warrants issued to Empery provide for adjustments to both the exercise price of the warrants and the number of warrant shares issuable upon such exercise. Empery seeks monetary damages and declaratory relief under theories of breach of contract or contract reformation predicated on mutual mistake. The Company intends to vigorously defend all claims.

Given the early stage of the litigation, it is not possible to determine or assess the probability of any particular outcome.

e.	On March 16, 2018 and May 11, 2018, the Company entered into two new office lease agreements, which will expire on April 2021 and June 2023, respectively. Future minimum commitments under the new leases as of June 30, 2018, are as follows:

Twelve Months ended June 30,	Operating leases
2019	75
2020	81
2021	83
2022	65
2023	65

$369

NOTE 10:- CONTINGENT LIABILITIES AND COMMITMENTS

a.	On October 22, 2013, AIT entered into a patent license agreement with a third party, pursuant to which AIT agreed to pay to the third party a non-refundable upfront fee of $150 and is obligated to pay 5% royalties of any licensed product revenues, but at least $50 per annum during the royalty period as defined in the agreement. As of March 31, 2018, AIT did not record any revenues and therefore no royalties were paid or accrued.

b.	In August 2015, AIT entered into an Option Agreement (the “Option Agreement”) with a third party whereby AIT acquired on September 7, 2016 for $25 the Option to purchase certain intellectual property assets and rights (the “Option”). According to the Option Agreement, the Option was originally exercisable for a period of six months, starting August 2015 (which was extended in 2016 for a period that ended January 2017). AIT exercised the Option in January 2017 and paid an exercise price of $500. Additionally, AIT is required to make certain one-time development and sales milestone payments to the third party, starting from the date on which AIT receives regulatory approval for the commercial sale of its first product candidate.

In addition, immediately prior to the Merger, on January 13, 2017, AIT issued to a third party a warrant (the “Third Party Warrant”) to purchase up to 178,570 ordinary shares of AIT at an exercise price of $4.80 for each share. This warrant was exchanged for a warrant to acquire shares of the Common Stock of the Company upon consummation of the Merger. The warrant is exercisable, in whole or in part, until the seventh anniversary as of the date of grant of the warrant. During the year ended December 31, 2017, AIT recorded research and development expenses of $480 in respect to such warrant (see also Note 11j2).

c.	On January 31, 2018 the Company entered into an agreement (“Agreement”) with NitricGen, Inc. (“NitricGen”) to acquire a global, exclusive, transferable license and associated assets including intellectual property, know-how, trade secrets and confidential information from NitricGen related to NO delivery systems (“Delivery System”).

According to the Agreement, the Company agreed to pay NitricGen a total of $2,000 in several future payments depending on achieving certain milestones, as defined in the Agreement, and to pay NitricGen royalties on sales of the Delivery System. In addition, the Company agreed to grant NitricGen warrants to purchase 100,000 shares of AITT common stock at an exercise price of $6.90 per share.

On March 1, 2018 the Company paid NitricGen $200 for achieving the first millstone as defined in the Agreement. Which was recorded as research and development expenses in the three months period ended March 31, 2018

d.	As of March 31, 2018 AIT Ltd is engaged in an operating lease agreement for its office facility in Israel. Future minimum non-cancelable rental payments under the operating lease are $42 for the year ending March 31, 2019.

e.	On March 16, 2018, Empery Asset Master, Ltd., Empery Tax Efficient, LP and Empery Tax Efficient II, LP, (collectively, “Empery”), filed a complaint against the Company.

Given the early stage of the litigation, it is not possible to determine or assess the probability of any particular outcome and the Company didn’t accrue any amount (For further details refer to Note 2m).

f.	On March 16, 2018, the Company entered into an office lease agreement, which expires on April 2021. Future minimum commitments under the new lease as of March 31, 2018, are as follows:

Year ended March 31,	Operating leases
2019	21
2020	21
2021	21
2022	1

$64